Income Tax - Schedule of Deferred Tax Assets (Details)	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Schedule of Deferred Tax Assets [Abstract]
Balance, beginning of the year	$ 355,566	$ 45,700
Addition	804,021	103,338	355,566
Balance, end of the year	$ 1,159,587	$ 149,038	$ 355,566